Lease commitments	12 Months Ended
Mar. 31, 2018
Lease commitments

23. Lease commitments:

Toyota leases certain assets under capital lease and operating lease arrangements.

An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31,
	2017	2018
Class of property
Building	18,775	17,934
Machinery and equipment	29,630	31,217
Less - Accumulated depreciation	(28,703)	(30,853)

	19,702	18,298

Amortization expenses under capital leases for the years ended March 31, 2016, 2017 and 2018 were ¥4,801 million, ¥4,586 million and ¥5,541 million, respectively.

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2018 are as follows:

Years ending March 31,	Yen in millions
2019	6,645
2020	3,892
2021	2,276
2022	1,921
2023	1,801
Thereafter	8,933

Total minimum lease payments	25,468
Less - Amount representing interest	(4,842)

Present value of net minimum lease payments	20,626
Less - Current obligations	(5,796)

Long-term capital lease obligations	14,830

Rental expenses under operating leases for the years ended March 31, 2016, 2017 and 2018 were ¥101,932 million, ¥92,321 million and ¥112,934 million, respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2018 are as follows:

Years ending March 31,	Yen in millions
2019	14,296
2020	11,375
2021	9,422
2022	8,403
2023	7,247
Thereafter	26,106

Total minimum future rentals	76,849